UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-21043
                                                           -----

Pioneer High Income Trust
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  March 31

Date of reporting period:  July 1, 2007 to June 30, 2008

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer High Income Trust

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2008
      ----------------



========================== PIONEER HIGH INCOME TRUST ===========================


TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:       TEVA           Security ID:  881624209
Meeting Date: JUL 17, 2007   Meeting Type: Annual
Record Date:  JUN 11, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO RECEIVE AND DISCUSS THE COMPANY S      For       For        Management
      CONSOLIDATED BALANCE SHEET, ALL AS MORE
      FULLY DESCRIBED IN THE PROXY STATEMENT.
2     TO APPROVE THE BOARD OF DIRECTORS         For       For        Management
      RECOMMENDATION THAT THE CASH DIVIDEND FOR
      THE YEAR ENDED DECEMBER 31, 2006, WHICH
      WAS PAID IN FOUR INSTALLMENTS AND
      AGGREGATED NIS 1.36 (APPROXIMATELY
      US$0.31) PER ORDINARY SHARE (OR ADR), BE
      DECLARED FINAL.
3     TO ELECT ABRAHAM E. COHEN AS A DIRECTOR.  For       For        Management
4     TO ELECT PROF. ROGER D. KORNBERG AS A     For       For        Management
      DIRECTOR
5     TO ELECT PROF. MOSHE MANY AS A DIRECTOR.  For       For        Management
6     TO ELECT DAN PROPPER AS A DIRECTOR.       For       For        Management
7     TO APPROVE THE PURCHASE OF DIRECTORS  AND For       For        Management
      OFFICERS  LIABILITY INSURANCE FOR THE
      DIRECTORS AND OFFICERS OF THE COMPANY AND
      ITS SUBSIDIARIES, ALL AS FULLY DESCRIBED
      IN THE PROXY STATEMENT.
8     TO APPOINT KESSELMAN & KESSELMAN, A       For       For        Management
      MEMBER OF PRICEWATERHOUSECOOPERS
      INTERNATIONAL LTD., AS THE COMPANY S
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING
      FIRM UNTIL THE 2008 ANNUAL MEETING OF
      SHAREHOLDERS AND TO AUTHORIZE THE AUDIT
      COMMITTEE TO DETERMINE THEIR


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TEVA PHARMACEUTICAL INDUSTRIES LTD.

Ticker:       TEVA           Security ID:  881624209
Meeting Date: JUN 29, 2008   Meeting Type: Annual
Record Date:  MAY 22, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Final Dividend of NIS 1.60 Per    For       For        Management
      Share
3     Elect Eli Hurvitz as Director             For       For        Management
4     Elect Ruth Cheshin as Director            For       For        Management
5     Elect Harold Snyder as Director           For       For        Management
6     Elect Joseph (Yosi) Nitzani as Director   For       For        Management
7     Elect Ory Slonim as Director              For       For        Management
8     Appoint Leora (Rubin) Meridor as External For       For        Management
      Director
9     Approve Director/Officer Liability and    For       For        Management
      Indemnification Insurance
10    Approve Remuneration of Directors         For       For        Management
11    Approve Employee Stock Purchase Plan      For       For        Management
12    Approve Kesselman & Kesselman as Auditors For       For        Management
      and Authorize Board to Fix Their
      Remuneration

========== END NPX REPORT